Form N-1A Cover	Oct. 30, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BNY Mellon Advantage Funds, Inc.
Entity Central Index Key	0000914775
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 30, 2026
Prospectus Date	Dec. 31, 2025